Prepayments and other assets- Movement in allowance for current expected credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of the year	$ 11,069	$ 10,283	$ 5,503
Additions	745	745	4,168
Reversals	(197)	(150)
Write-off		(54)
Exchange difference	(950)	245	612
Balance at end of the year	$ 10,667	$ 11,069	$ 10,283